Statements of Operations - USD ($)	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Income Statement [Abstract]
Revenues	$ 371,897
Cost of Goods Sold	521,417
Gross Profit	(149,520)
Expenses:
General and Administrative	593,392	20,248
Depreciation and Amortization	38,022	97,545
Other General and Administrative
Total Operating Expenses	631,414	20,248
Income(Loss) From Operations	(780,933)	(20,248)
Other Income (Expenses)
Gain on Sale of Asset	8,709
Gain/(Loss) onDerivatives	410,319	1,439
Interest Expense	(24,519)	(13,926)
Total Other Income(Expenses)	443,547	12,487
Net income/(loss) Before Income Taxes	(337,386)	(32,375)
Income Tax Expense
Net Income/(Loss)	$ (337,386)	$ (117,641)
Net Gain/(Loss) Per Share - Basic	$ (0.0021)	$ (0.00)
Net Gain/(Loss) Per Share - Diluted	$ (0.0007)	$ (0.00)
Weighted Average Number of Shares - Basic	174,973,744	357,235,811
Diluted	208,330,705	357,235,811